Share capital and premium related to the share capitals - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 28, 2022	Jun. 30, 2022
Share premium [member]
Capital structure [line items]
Increase (decrease) through transfer between retained earnings into share premium	$ 372.7
Free Shares [member]
Capital structure [line items]
Number of shares converted		26.5
Common Stock [Member]
Capital structure [line items]
Number of shares converted		26.5